Film costs	12 Months Ended
Mar. 31, 2018
Other Industries [Abstract]
Film costs
4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Motion picture productions:
Released	80,539	81,755
Completed and not released	5,608	1,728
In production and development	94,197	78,868
Television productions:
Released	120,693	127,790
In production and development	7,707	1,174
Broadcasting rights	65,725	72,125
Less: current portion of broadcasting rights included in inventories	(37,541)	(35,795)

Film costs	336,928	327,645

Sony estimates that approximately 91% of the unamortized film costs of released motion picture and television productions at March 31, 2018 will be amortized within the next three years. Approximately 123 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 158 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.